Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments under Operating Leases with Remaining Non-Cancelable Terms

Future minimum rental payments under operating leases with remaining non-cancelable terms in excess of one year are as follows:

Year	Annual Commitment
2015	$8,040
2016	5,510
2017	3,159
2018	2,780
2019	2,778
2020 and beyond	12,664

Total	$34,931

Schedule of Fixed and Determinable Portion of Obligation under Purchase Commitments
The following table presents the fixed and determinable portion of the obligation under the Company’s purchase commitments as of December 31, 2014 (in millions):

Year	Annual Commitment
2015	$1,299
2016	1,292
2017	1,421
2018	1,214
2019	1,239
Thereafter	1,205

Total	$7,670